Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand	$ 44	$ 47
Cash at bank	3,747	1,915
Cash and cash equivalents	$ 3,791	$ 1,962	$ 10,739	$ 2,644